SEGMENT INFORMATION (Segment Reporting Information, by Segment) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 03, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Operating income		$ 705,422	$ 1,263,311	$ 2,198,014
Differences in Cost of sales		13,255,990	14,760,224	14,050,737
Differences in Other operating income (expense), net		(46,216)	25,234	110,337
Financial income (expense), net		(48,564)	(295,859)	(6,179)
Equity in earnings of non-consolidated companies		85,641	69,108	105,305
Income before income tax expense - IFRS		648,239	728,005	1,320,782
Net sales		15,609,094	17,649,060	17,610,092
Usiminas
Disclosure of operating segments [line items]
Provision for ongoing litigation related to the acquisition of a participation in Usiminas		(117,400)	(410,200)	0
Net sales		4,698,000	4,803,000
Usiminas
Disclosure of operating segments [line items]
Effect related to the increase of the participation in Usiminas	$ (171,045)	0	0	(171,045)
Effect related to the increase of the participation in Usiminas		0	0	(934,946)
Ternium
Disclosure of operating segments [line items]
Operating income		817,418	1,399,920	2,404,174
Financial income (expense), net		(25,424)	(194,214)	123,454
Equity in earnings of non-consolidated companies		85,641	69,108	105,305
Income before income tax expense - IFRS		648,239	728,005	1,320,782
Depreciation and amortization		(788,308)	(743,277)	(657,692)
Ternium | Usiminas
Disclosure of operating segments [line items]
Effect related to the increase of the participation in Usiminas				(171,045)
Ternium | External Customers
Disclosure of operating segments [line items]
Net sales		15,609,094	17,649,060	17,610,092
Ternium | Other Operating Segments Of The Same Entity
Disclosure of operating segments [line items]
Net sales		0	0	0
Ternium | Inter-segment eliminations
Disclosure of operating segments [line items]
Operating income		(9,761)	5,844	(2,463)
Depreciation and amortization		0	0	0
Ternium | Inter-segment eliminations | External Customers
Disclosure of operating segments [line items]
Net sales		0	0	0
Ternium | Inter-segment eliminations | Other Operating Segments Of The Same Entity
Disclosure of operating segments [line items]
Net sales		(570,060)	(629,940)	(546,038)
Ternium | Reconciling items
Disclosure of operating segments [line items]
Differences in Cost of sales		(111,996)	(190,243)	(206,160)
Differences in Other operating income (expense), net			53,634
Ternium | Steel | Operating segments
Disclosure of operating segments [line items]
Operating income		968,131	1,559,938	2,390,546
Depreciation and amortization		(582,072)	(551,621)	(542,295)
Ternium | Steel | Operating segments | External Customers
Disclosure of operating segments [line items]
Net sales		15,041,199	17,220,220	17,280,993
Ternium | Steel | Operating segments | Other Operating Segments Of The Same Entity
Disclosure of operating segments [line items]
Net sales		0	0	0
Ternium | Mining | Operating segments
Disclosure of operating segments [line items]
Operating income		(140,952)	(165,862)	16,091
Depreciation and amortization		(206,236)	(191,656)	(115,397)
Ternium | Mining | Operating segments | External Customers
Disclosure of operating segments [line items]
Net sales		567,895	428,840	329,099
Ternium | Mining | Operating segments | Other Operating Segments Of The Same Entity
Disclosure of operating segments [line items]
Net sales		$ 570,060	$ 629,940	$ 546,038